Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001469030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 03, 2011
Prospectus Date	rr_ProspectusDate	May 17, 2011